Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
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Property, Plant and Equipment
Note 10—Property, Plant and Equipment

	Plant and Machinery	Other Equipment	Leasehold Improve- ments	Right-of-Use Assets	Total
	(EUR’000)
Cost:
At January 1, 2018	4,507	1,641	650	—	6,798
Additions	1,206	1,270	225	—	2,701
Disposals	(68)	(316)	—	—	(384)
At December 31, 2018	5,645	2,595	875	—	9,115
Adoption of IFRS 16 “Leases”	—	—	—	18,437	18,437
Additions	2,393	1,499	3,418	21,225	28,535
Disposals	—	(154)	(7)	—	(161)
Foreign exchange translation	—	4	2	457	463
At December 31, 2019	8,038	3,944	4,288	40,119	56,389

Accumulated depreciation:
At January 1, 2018	(3,054)	(854)	(333)	—	(4,241)
Depreciation charge	(410)	(415)	(55)	—	(880)
Disposals	16	315	—	—	331
At December 31, 2018	(3,448)	(954)	(388)	—	(4,790)
Depreciation charge	(523)	(758)	(170)	(5,237)	(6,688)
Disposals	—	154	—	—	154
Foreign exchange translation	—	(5)	—	9	4
At December 31, 2019	(3,971)	(1,563)	(558)	(5,228)	(11,320)

Carrying amount:
At December 31, 2018	2,197	1,641	487	—	4,325
At December 31, 2019	4,067	2,381	3,730	34,891	45,069
Included in leasehold improvements was an amount of €2.7 million, and €0.2 million relat ed
to expenditures for improvements under construction at December 31, 2019 and 2018, respectively. Of total additions regarding leaseholds improvements, €2.1 million and €0.0 million was unpaid at December 31, 2019 and 2018, respectively.
At December 31, 2019, the Company had
non-cash
additions on
right-of-use
assets of €39.0 million, which includes impact from implementing IFRS 16
.
For detailed information about our lease arrangements, please refer to Note 14.
Depreciations charges are specified below:

	2019	2018	2017
	(EUR’000)
Research and development costs	5,282	827	701
General and administrative expenses	1,406	53	33
Total depreciation charges	6,688	880	734